Supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental cash flow information
Trade and other receivables	$ 1,180,068	$ (316,778)	$ (234,649)
Inventories	(176)	18,473	(5,932)
Prepaid expense	(1,630,088)	(53,416)	(38,505)
Trade and other payables	(1,170,715)	(40,937)	(644,442)
Contract liabilities and taxes	(381,596)	(380,629)	87,697
Total	$ 2,002,506	$ 773,287	$ 835,831